Cash, cash equivalents and short-term investments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Cash, cash equivalents and short-term investments
Cash, cash equivalents and short-term investments
The following tables summarize our cash, cash equivalents and short-term investments as of June 30, 2018 and December 31, 2017 (in thousands):

June 30, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$24,601	$—	$—	$24,601
Corporate debt
Due in one year or less	21,054	—	(8)	21,046
U.S. government securities
Due in one year or less	7,982	—	(1)	7,981
Total	$53,637	$—	$(9)	$53,628
Reported as:
Cash and cash equivalents	$24,601	$—	$—	$24,601
Short-term investments	29,036	—	(9)	29,027
Total	$53,637	$—	$(9)	$53,628

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$15,703	$—	$—	$15,703
Corporate debt
Due in one year or less	38,053	—	(21)	38,032
U.S. government securities
Due in one year or less	13,474	—	(6)	13,468
Total	$67,230	$—	$(27)	$67,203
Reported as:
Cash and cash equivalents	$15,703	$—	$—	$15,703
Short-term investments	51,527	—	(27)	51,500
Total	$67,230	$—	$(27)	$67,203

At June 30, 2018 and December 31, 2017, we held five and ten debt securities that had been in an unrealized loss position for less than 12 months, respectively. At June 30, 2018 and December 31, 2017, the aggregate fair value of the securities in an unrealized loss position for less than 12 months was $10.4 million and $22.9 million, respectively. At June 30, 2018, we did not hold any investments that have been in a continuous unrealized loss position for 12 months or longer.
We evaluate our securities for other-than-temporary impairments based on quantitative and qualitative factors, and we considered the decline in market value for the five debt securities in an unrealized loss position as of June 30, 2018, to be primarily attributable to the then current economic and market conditions. We will likely not be required to sell these securities, and do not intend to sell these securities before the recovery of their amortized cost bases, which recovery is expected within the next 12 months. Based on our analysis, we do not consider these investments to be other-than-temporarily impaired as of June 30, 2018.
As of June 30, 2018, we held $7.9 million in financial institution debt securities and other corporate debt securities located in Australia, Canada, Luxembourg, Norway and Sweden. As of December 31, 2017, we held $12.0 million in financial institution debt securities and other corporate debt securities located in Australia, Luxembourg, Japan, Norway and Sweden.
We had no realized gains or losses on our short-term investments for the three and six months ended June 30, 2018 and 2017.

Cash, Cash Equivalents and Short-term Investments
The following tables summarize our cash, cash equivalents and short-term investments as of December 31, 2017 and 2016 (in thousands):

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$15,703	$—	$—	$15,703
Corporate debt securities:
Due in one year or less	38,053	—	(21)	38,032
U.S. government securities:
Due in one year or less	13,474	—	(6)	13,468
Total	$67,230	$—	$(27)	$67,203
Reported as:
Cash and cash equivalents	$15,703	$—	$—	$15,703
Short-term investments	51,527	—	(27)	51,500
Total	$67,230	$—	$(27)	$67,203

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and money market funds	$43,930	$—	$—	$43,930
Corporate debt securities:
Due in one year or less	48,492	3	(29)	48,466
U.S. government securities:
Due in one year or less	14,013	—	(16)	13,997
Due in two years or less	8,013	—	(18)	7,995
Total	$114,448	$3	$(63)	$114,388
Reported as:
Cash and cash equivalents	$43,930	$—	$—	$43,930
Short-term investments	70,518	3	(63)	70,458
Total	$114,448	$3	$(63)	$114,388

At December 31, 2017 and 2016 we held ten and twenty-one debt securities that had been in an unrealized loss position for less than 12 months, respectively. The aggregate fair value of these securities was $22.9 million and $46.6 million at December 31, 2017 and 2016, respectively. As of December 31, 2017, we held one security with a fair value of $5.0 million that had been in a continuous unrealized loss position for greater than 12 months. We evaluated our securities for other-than-temporary impairments based on quantitative and qualitative factors, and we considered the decline in market value for the ten debt securities in an unrealized loss for less than 12 months and the one security in an unrealized loss position greater than 12 months as of December 31, 2017 to be primarily attributable to current economic and market conditions. We will likely not be required to sell these securities, and we do not intend to sell these securities before the recovery of their amortized cost bases, which recovery is expected within the next 12 months. Based on our analysis, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2017 and 2016.
As of December 31, 2017, we held $12.0 million in financial institution debt securities and other corporate debt securities located in Australia, Luxembourg, Norway and Sweden. As of December 31, 2016, we held $11.5 million in financial institution debt securities and other corporate debt securities located in Canada, the United Kingdom, New Zealand, Norway and Sweden.
We had immaterial unrealized losses on our short-term investments for the year ended December 31, 2017. We had immaterial realized gains on our short-term investments for the years ended December 31, 2016 and 2015.